Convertible Notes	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Convertible Notes
6.	CONVERTIBLE NOTES

2012 Convertible Financing

Between March 2012 and February 2013, the Company entered into Note and Warrant Purchase Agreements (the “2012 Convertible Financing”). Pursuant to these agreements, the Company issued and sold notes in the aggregate principal amount of $10,763,000 (the “2012 Notes”) and warrants to investors at multiple closings between March 2012 and April 2013. The 2012 Notes converted into 1,345,312 shares of common stock in 2013.

In conjunction with the sale and issuance of the 2012 Notes, the Company issued warrants to the investors that are currently exercisable for an aggregate of 672,642 shares of common stock with an exercise price of $8.00 per share. The warrants were exercised into shares of our common stock on May 11, 2016, in connection with the closing of the Company’s initial public offering.

The Company engaged various brokers to assist the Company with the 2012 Convertible Financing. These brokers earned commissions payable in warrants to purchase 144,761 shares of common stock exercisable at $8.00 per share for a period of five years and will expire in 2018 or earlier upon an initial public offering or a corporate transaction. See Note 7 for additional information regarding the warrants.

2013 Convertible Financing

Between October 2013 and July 2014, the Company entered into Note and Warrant Purchase Agreements (the “2013 Convertible Financing”). Pursuant to these agreements, the Company issued and sold notes in the aggregate principal amount of $6,883,000 (the “2013 Notes”) and warrants to investors at multiple closings between October 2013 and July 2014. The Company issued $2,975,000 of the 2013 Notes during the year ended December 31, 2014. The 2013 Notes accrued interest at a rate of 8% per annum.

Unpaid principal and accrued interest were due and payable on demand, on or after December 31, 2014, upon a written notice from each holder of the 2013 Notes. All outstanding principal and accrued interest was convertible as follows:

Mandatory Conversions

Unpaid principal and accrued interest were automatically convertible into: (a) the shares of capital stock sold by the Company at the next equity financing following the issuance date of the 2013 Notes with gross proceeds of at least $15,000,000, at a conversion price that equals the lesser of the issuance price per share in the equity financing or $9.00, or (b) common stock upon an initial public offering, at a conversion price that equals the lesser of the initial public offering per share price or $9.00. On December 29, 2014, the size of the minimum next equity financing was reduced to $5,000,000. In connection with this change, the Company assessed the resulting change in fair value of the conversion feature to be greater than 10% of the carrying value of the 2013 Notes, which resulted in extinguishment accounting. The Company recorded the $92,000 increase in fair value as an additional discount to the 2013 Notes with a corresponding increase in additional paid-in capital.

Optional Conversions

At the investor’s option, unpaid principal and accrued interest on the 2013 Notes was convertible into common stock: (a) at any time prior to December 31, 2014 and mandatory conversion dates at a conversion price of $9.00 per share, or (b) at any time within 10 days after December 31, 2014 at a conversion price of $8.00 per share.

The Company assessed the embedded features of the 2013 Notes noting that no conversion or redemption features were required to be separated and accounted for as derivatives.

In conjunction with the issuance and sale of the 2013 Notes, the investors received warrants to purchase a total of 191,178 shares of common stock at $9.00 per share, of which warrants to purchase 82,636 shares of common stock were issued during the year ended December 31, 2014. The warrants were exercised into shares of our common stock on May 11, 2016, in connection with the closing of the Company’s initial public offering.

The Company allocated the proceeds between the 2013 Notes and warrants based on their relative fair values as the warrants were deemed to be equity classified. The Company initially recorded the fair value allocated to the common stock warrants upon each issuance totaling $257,000 during 2014 as a discount to the original principal borrowings of the 2013 Notes.

The Company engaged various brokers to assist the Company with the 2013 Convertible Financing. These brokers earned commissions payable in cash and warrants exercisable for 61,515 shares of common stock at $9.00 per share for a period of five years or upon an initial public offering or corporate transaction, of which warrants to purchase 22,888 shares of common stock were issued in 2014. The Company recorded issuance costs related to the broker commissions of $270,000 during the year ended December 31, 2014, which were recorded as deferred financing costs, consisting of $192,000 of cash commissions and $77,000 related to the fair value of the warrants to purchase 22,888 shares of common stock issued to brokers in 2014.

The Company amortized the discounts on the 2013 Notes and the related deferred financing costs to interest expense using the effective interest method over the contractual term of the 2013 Notes and recorded interest expense of $1,371,000 for the year ended December 31, 2014. See Note 7 for additional information regarding the warrants.

The principal and accrued interest of the 2013 Notes converted into 827,163 shares of common stock pursuant to their stated terms on December 31, 2014.